Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Bank Borrowings [Line Items]
Outstanding principal amount	$ 5,195,624	$ 5,178,003
Less: non-current portion	(3,036,426)	(3,225,899)
Bank borrowings, current	$ 2,159,198	1,952,104
Shanghai Commercial Bank (“SCB”) [Member]
Schedule of Bank Borrowings [Line Items]
Nature of banking facility	Revolving trade financing
Tenor	Maximum 120 days
Outstanding principal amount	$ 1,919,367	1,761,048
SCB [Member]
Schedule of Bank Borrowings [Line Items]
Nature of banking facility	Installment loan
Tenor	Fully repayable by March 27, 2037 in monthly installments.
Outstanding principal amount	$ 3,276,257	3,416,955
DBS Bank (Hong Kong) Limited (“DBS”) [Member]
Schedule of Bank Borrowings [Line Items]
Nature of banking facility	Accounting payable financing
Tenor	Maximum 120 days
Outstanding principal amount
Maximum [Member] | Shanghai Commercial Bank (“SCB”) [Member]
Schedule of Bank Borrowings [Line Items]
Amount of banking facility	35,000,000
Maximum [Member] | SCB [Member]
Schedule of Bank Borrowings [Line Items]
Amount of banking facility	33,545,132
Maximum [Member] | DBS Bank (Hong Kong) Limited (“DBS”) [Member]
Schedule of Bank Borrowings [Line Items]
Amount of banking facility	10,500,000
Minimum [Member] | Shanghai Commercial Bank (“SCB”) [Member]
Schedule of Bank Borrowings [Line Items]
Amount of banking facility	4,480,918
Minimum [Member] | SCB [Member]
Schedule of Bank Borrowings [Line Items]
Amount of banking facility	4,294,656
Minimum [Member] | DBS Bank (Hong Kong) Limited (“DBS”) [Member]
Schedule of Bank Borrowings [Line Items]
Amount of banking facility	$ 1,344,275